Cover	Sep. 03, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 03, 2020
Entity Registrant Name	CONN’S, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34956
Entity Tax Identification Number	06-1672840
Entity Address, Address Line One	2445 Technology Forest Blvd.,
Entity Address, Address Line Two	Suite 800,
Entity Address, City or Town	The Woodlands,
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77381
City Area Code	936
Local Phone Number	230-5899
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	CONN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001223389